EMPOWER FUNDS, INC.
("Empower Funds")
Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund
Institutional Class Ticker / MXNYX	Institutional Class Ticker / MXAKX
Investor Class Ticker / MXLYX	Investor Class Ticker / MXAGX
Service Class Ticker / MXLZX	Service Class Ticker / MXAHX
Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund
Institutional Class Ticker / MXQBX	Institutional Class Ticker / MXAYX
Investor Class Ticker / MXELX	Investor Class Ticker / MXATX
Service Class Ticker / MXFLX	Service Class Ticker / MXAUX
Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
Institutional Class Ticker / MXTBX	Institutional Class Ticker / MXBGX
Investor Class Ticker / MXKLX	Investor Class Ticker / MXBDX
Service Class Ticker / MXLLX	Service Class Ticker / MXBEX
Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund
Institutional Class Ticker / MXWEX	Institutional Class Ticker / MXBSX
Investor Class Ticker / MXQLX	Investor Class Ticker / MXBOX
Service Class Ticker / MXRLX	Service Class Ticker / MXBQX
Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund
Institutional Class Ticker / MXZHX	Institutional Class Ticker / MXGUX
Investor Class Ticker / MXWLX	Investor Class Ticker / MXGNX
Service Class Ticker / MXXLX	Service Class Ticker / MXGQX

(the "Fund(s)")
Quarterly Holdings Report

September 30, 2024
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,718,712	Empower Bond Index Fund Institutional Class(a)	$ 49,981,545
2,777,879	Empower Core Bond Fund Institutional Class(a)	24,528,671
3,300,164	Empower Global Bond Fund Institutional Class(a)	26,764,327
1,378,875	Empower High Yield Bond Fund Institutional Class(a)	14,105,890
7,053,787	Empower Inflation-Protected Securities Fund Institutional Class(a)	65,741,299
2,289,427	Empower Multi-Sector Bond Fund Institutional Class(a)	19,963,803
2,823,314	Empower Short Duration Bond Fund Institutional Class(a)	28,233,138

TOTAL BOND MUTUAL FUNDS — 46.80% (Cost $243,184,924)		$229,318,673
EQUITY MUTUAL FUNDS
278,733	American Century Real Estate Fund Class R6	7,885,359
784,646	DFA International Real Estate Securities Portfolio Institutional Class	3,185,663
154,104	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,709,015
740,256	Empower Emerging Markets Equity Fund Institutional Class(a)	7,372,954
931,752	Empower International Growth Fund Institutional Class(a)	9,569,097
1,760,990	Empower International Index Fund Institutional Class(a)	20,427,478
1,138,998	Empower International Value Fund Institutional Class(a)	10,763,530
1,477,817	Empower Large Cap Growth Fund Institutional Class(a)	18,413,595
2,473,716	Empower Large Cap Value Fund Institutional Class(a)	20,012,364
711,941	Empower Mid Cap Value Fund Institutional Class(a)	6,855,990
437,274	Empower Real Estate Index Fund Institutional Class(a)	4,206,580
Shares		Fair Value
Equity Mutual Funds — (continued)
4,093,349	Empower S&P 500® Index Fund Institutional Class(a)	$ 38,641,216
1,871,059	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	16,371,763
1,018,794	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	7,100,992
58,003	Empower Small Cap Growth Fund Institutional Class(a)	679,790
523,559	Empower Small Cap Value Fund Institutional Class(a)	3,769,627
1,197,029	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,852,509
638,325	Fidelity® Emerging Markets Index Fund Institutional Class	7,398,185
90,192	Janus Henderson Triton Fund Class N	2,686,805

TOTAL EQUITY MUTUAL FUNDS — 39.77% (Cost $178,715,860)		$194,902,512
Account Balance
FIXED INTEREST CONTRACT
65,947,169(b)	Empower of America Contract(a) 1.90%(c)	65,947,169

TOTAL FIXED INTEREST CONTRACT — 13.46% (Cost $65,947,169)		$65,947,169
TOTAL INVESTMENTS — 100.03% (Cost $487,847,953)		$490,168,354
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(161,534)
TOTAL NET ASSETS — 100.00%		$490,006,820

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,203,818	Empower Bond Index Fund Institutional Class(a)	$ 45,481,371
2,531,059	Empower Core Bond Fund Institutional Class(a)	22,349,252
2,805,912	Empower Global Bond Fund Institutional Class(a)	22,755,945
1,257,309	Empower High Yield Bond Fund Institutional Class(a)	12,862,276
4,776,004	Empower Inflation-Protected Securities Fund Institutional Class(a)	44,512,359
2,082,049	Empower Multi-Sector Bond Fund Institutional Class(a)	18,155,466
1,977,207	Empower Short Duration Bond Fund Institutional Class(a)	19,772,068

TOTAL BOND MUTUAL FUNDS — 44.77% (Cost $190,525,134)		$185,888,737
EQUITY MUTUAL FUNDS
239,053	American Century Real Estate Fund Class R6	6,762,811
705,057	DFA International Real Estate Securities Portfolio Institutional Class	2,862,533
141,747	Empower Ariel Mid Cap Value Fund Institutional Class(a)	1,571,971
744,460	Empower Emerging Markets Equity Fund Institutional Class(a)	7,414,826
910,805	Empower International Growth Fund Institutional Class(a)	9,353,967
1,718,286	Empower International Index Fund Institutional Class(a)	19,932,119
1,109,653	Empower International Value Fund Institutional Class(a)	10,486,218
1,355,140	Empower Large Cap Growth Fund Institutional Class(a)	16,885,044
2,270,631	Empower Large Cap Value Fund Institutional Class(a)	18,369,405
650,504	Empower Mid Cap Value Fund Institutional Class(a)	6,264,350
374,736	Empower Real Estate Index Fund Institutional Class(a)	3,604,957
Shares		Fair Value
Equity Mutual Funds — (continued)
3,755,356	Empower S&P 500® Index Fund Institutional Class(a)	$ 35,450,561
1,722,282	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	15,069,964
1,040,510	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	7,252,357
59,671	Empower Small Cap Growth Fund Institutional Class(a)	699,342
528,885	Empower Small Cap Value Fund Institutional Class(a)	3,807,974
1,095,990	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	7,189,693
641,946	Fidelity® Emerging Markets Index Fund Institutional Class	7,440,159
91,693	Janus Henderson Triton Fund Class N	2,731,530

TOTAL EQUITY MUTUAL FUNDS — 44.11% (Cost $163,553,097)		$183,149,781
Account Balance
FIXED INTEREST CONTRACT
46,326,688(b)	Empower of America Contract(a) 1.90%(c)	46,326,688

TOTAL FIXED INTEREST CONTRACT — 11.15% (Cost $46,326,688)		$46,326,688
TOTAL INVESTMENTS — 100.03% (Cost $400,404,919)		$415,365,206
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(135,651)
TOTAL NET ASSETS — 100.00%		$415,229,555

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
17,541,895	Empower Bond Index Fund Institutional Class(a)	$ 153,316,166
8,550,014	Empower Core Bond Fund Institutional Class(a)	75,496,623
9,001,518	Empower Global Bond Fund Institutional Class(a)	73,002,307
4,250,954	Empower High Yield Bond Fund Institutional Class(a)	43,487,263
11,980,089	Empower Inflation-Protected Securities Fund Institutional Class(a)	111,654,432
7,031,810	Empower Multi-Sector Bond Fund Institutional Class(a)	61,317,384
5,183,102	Empower Short Duration Bond Fund Institutional Class(a)	51,831,023

TOTAL BOND MUTUAL FUNDS — 41.38% (Cost $593,671,332)		$570,105,198
EQUITY MUTUAL FUNDS
807,529	American Century Real Estate Fund Class R6	22,844,998
2,505,803	DFA International Real Estate Securities Portfolio Institutional Class	10,173,560
519,705	Empower Ariel Mid Cap Value Fund Institutional Class(a)	5,763,523
2,989,588	Empower Emerging Markets Equity Fund Institutional Class(a)	29,776,298
3,531,277	Empower International Growth Fund Institutional Class(a)	36,266,219
6,677,540	Empower International Index Fund Institutional Class(a)	77,459,462
4,320,877	Empower International Value Fund Institutional Class(a)	40,832,286
4,958,434	Empower Large Cap Growth Fund Institutional Class(a)	61,782,084
8,317,257	Empower Large Cap Value Fund Institutional Class(a)	67,286,606
2,386,344	Empower Mid Cap Value Fund Institutional Class(a)	22,980,494
Shares		Fair Value
Equity Mutual Funds — (continued)
1,271,484	Empower Real Estate Index Fund Institutional Class(a)	$ 12,231,680
13,748,626	Empower S&P 500® Index Fund Institutional Class(a)	129,787,032
6,293,484	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	55,067,984
4,196,871	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	29,252,189
232,858	Empower Small Cap Growth Fund Institutional Class(a)	2,729,098
2,150,493	Empower Small Cap Value Fund Institutional Class(a)	15,483,550
4,032,353	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	26,452,235
2,577,985	Fidelity® Emerging Markets Index Fund Institutional Class	29,878,843
373,285	Janus Henderson Triton Fund Class N	11,120,146

TOTAL EQUITY MUTUAL FUNDS — 49.87% (Cost $636,461,624)		$687,168,287
Account Balance
FIXED INTEREST CONTRACT
121,053,195(b)	Empower of America Contract(a) 1.90%(c)	121,053,195

TOTAL FIXED INTEREST CONTRACT — 8.78% (Cost $121,053,195)		$121,053,195
TOTAL INVESTMENTS — 100.03% (Cost $1,351,186,151)		$1,378,326,680
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(470,533)
TOTAL NET ASSETS — 100.00%		$1,377,856,147

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
8,493,458	Empower Bond Index Fund Institutional Class(a)	$ 74,232,820
4,128,023	Empower Core Bond Fund Institutional Class(a)	36,450,444
4,179,435	Empower Global Bond Fund Institutional Class(a)	33,895,217
2,054,792	Empower High Yield Bond Fund Institutional Class(a)	21,020,526
4,222,150	Empower Inflation-Protected Securities Fund Institutional Class(a)	39,350,435
3,394,168	Empower Multi-Sector Bond Fund Institutional Class(a)	29,597,142
1,944,949	Empower Short Duration Bond Fund Institutional Class(a)	19,449,490

TOTAL BOND MUTUAL FUNDS — 35.94% (Cost $253,749,319)		$253,996,074
EQUITY MUTUAL FUNDS
418,904	American Century Real Estate Fund Class R6	11,850,796
1,370,216	DFA International Real Estate Securities Portfolio Institutional Class	5,563,079
298,142	Empower Ariel Mid Cap Value Fund Institutional Class(a)	3,306,391
1,894,322	Empower Emerging Markets Equity Fund Institutional Class(a)	18,867,448
2,174,695	Empower International Growth Fund Institutional Class(a)	22,334,121
4,101,101	Empower International Index Fund Institutional Class(a)	47,572,770
2,654,812	Empower International Value Fund Institutional Class(a)	25,087,973
2,875,465	Empower Large Cap Growth Fund Institutional Class(a)	35,828,298
4,823,592	Empower Large Cap Value Fund Institutional Class(a)	39,022,858
1,384,383	Empower Mid Cap Value Fund Institutional Class(a)	13,331,607
659,039	Empower Real Estate Index Fund Institutional Class(a)	6,339,951
Shares		Fair Value
Equity Mutual Funds — (continued)
7,950,214	Empower S&P 500® Index Fund Institutional Class(a)	$ 75,050,024
3,652,526	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	31,959,604
2,674,169	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	18,638,958
149,217	Empower Small Cap Growth Fund Institutional Class(a)	1,748,818
1,363,548	Empower Small Cap Value Fund Institutional Class(a)	9,817,547
2,334,769	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	15,316,082
1,633,490	Fidelity® Emerging Markets Index Fund Institutional Class	18,932,146
236,251	Janus Henderson Triton Fund Class N	7,037,924

TOTAL EQUITY MUTUAL FUNDS — 57.68% (Cost $370,575,109)		$407,606,395
Account Balance
FIXED INTEREST CONTRACT
45,337,419(b)	Empower of America Contract(a) 1.90%(c)	45,337,419

TOTAL FIXED INTEREST CONTRACT — 6.41% (Cost $45,337,419)		$45,337,419
TOTAL INVESTMENTS — 100.03% (Cost $669,661,847)		$706,939,888
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(231,957)
TOTAL NET ASSETS — 100.00%		$706,707,931

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
15,429,237	Empower Bond Index Fund Institutional Class(a)	$ 134,851,529
7,488,939	Empower Core Bond Fund Institutional Class(a)	66,127,330
7,348,040	Empower Global Bond Fund Institutional Class(a)	59,592,602
3,742,105	Empower High Yield Bond Fund Institutional Class(a)	38,281,730
5,399,642	Empower Inflation-Protected Securities Fund Institutional Class(a)	50,324,666
6,164,806	Empower Multi-Sector Bond Fund Institutional Class(a)	53,757,110
2,718,571	Empower Short Duration Bond Fund Institutional Class(a)	27,185,708

TOTAL BOND MUTUAL FUNDS — 27.90% (Cost $442,187,351)		$430,120,675
EQUITY MUTUAL FUNDS
924,033	American Century Real Estate Fund Class R6	26,140,892
3,172,506	DFA International Real Estate Securities Portfolio Institutional Class	12,880,373
746,433	Empower Ariel Mid Cap Value Fund Institutional Class(a)	8,277,937
5,178,903	Empower Emerging Markets Equity Fund Institutional Class(a)	51,581,877
5,775,162	Empower International Growth Fund Institutional Class(a)	59,310,917
10,923,316	Empower International Index Fund Institutional Class(a)	126,710,467
7,069,938	Empower International Value Fund Institutional Class(a)	66,810,914
7,229,684	Empower Large Cap Growth Fund Institutional Class(a)	90,081,865
12,115,381	Empower Large Cap Value Fund Institutional Class(a)	98,013,431
3,479,996	Empower Mid Cap Value Fund Institutional Class(a)	33,512,366
Shares		Fair Value
Equity Mutual Funds — (continued)
1,452,357	Empower Real Estate Index Fund Institutional Class(a)	$ 13,971,671
20,052,597	Empower S&P 500® Index Fund Institutional Class(a)	189,296,511
9,169,843	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	80,236,130
7,316,950	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	50,999,145
403,216	Empower Small Cap Growth Fund Institutional Class(a)	4,725,696
3,729,912	Empower Small Cap Value Fund Institutional Class(a)	26,855,363
5,858,683	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	38,432,960
4,465,817	Fidelity® Emerging Markets Index Fund Institutional Class	51,758,821
643,541	Janus Henderson Triton Fund Class N	19,171,088

TOTAL EQUITY MUTUAL FUNDS — 68.03% (Cost $970,422,824)		$1,048,768,424
Account Balance
FIXED INTEREST CONTRACT
63,315,309(b)	Empower of America Contract(a) 1.90%(c)	63,315,309

TOTAL FIXED INTEREST CONTRACT — 4.11% (Cost $63,315,309)		$63,315,309
TOTAL INVESTMENTS — 100.04% (Cost $1,475,925,484)		$1,542,204,408
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(545,556)
TOTAL NET ASSETS — 100.00%		$1,541,658,852

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,190,193	Empower Bond Index Fund Institutional Class(a)	$ 36,622,284
2,038,004	Empower Core Bond Fund Institutional Class(a)	17,995,572
1,941,871	Empower Global Bond Fund Institutional Class(a)	15,748,574
1,016,030	Empower High Yield Bond Fund Institutional Class(a)	10,393,987
964,577	Empower Inflation-Protected Securities Fund Institutional Class(a)	8,989,859
1,680,363	Empower Multi-Sector Bond Fund Institutional Class(a)	14,652,762
553,805	Empower Short Duration Bond Fund Institutional Class(a)	5,538,053

TOTAL BOND MUTUAL FUNDS — 18.97% (Cost $107,571,800)		$109,941,091
EQUITY MUTUAL FUNDS
351,156	American Century Real Estate Fund Class R6	9,934,189
1,261,824	DFA International Real Estate Securities Portfolio Institutional Class	5,123,006
316,665	Empower Ariel Mid Cap Value Fund Institutional Class(a)	3,511,814
2,398,981	Empower Emerging Markets Equity Fund Institutional Class(a)	23,893,848
2,597,404	Empower International Growth Fund Institutional Class(a)	26,675,338
4,908,443	Empower International Index Fund Institutional Class(a)	56,937,940
3,174,443	Empower International Value Fund Institutional Class(a)	29,998,482
3,067,613	Empower Large Cap Growth Fund Institutional Class(a)	38,222,452
5,138,214	Empower Large Cap Value Fund Institutional Class(a)	41,568,150
1,474,914	Empower Mid Cap Value Fund Institutional Class(a)	14,203,421
551,476	Empower Real Estate Index Fund Institutional Class(a)	5,305,203
Shares		Fair Value
Equity Mutual Funds — (continued)
8,505,291	Empower S&P 500® Index Fund Institutional Class(a)	$ 80,289,944
3,891,788	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	34,053,145
3,364,698	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	23,451,946
185,646	Empower Small Cap Growth Fund Institutional Class(a)	2,175,766
1,717,359	Empower Small Cap Value Fund Institutional Class(a)	12,364,988
2,489,931	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	16,333,945
2,068,649	Fidelity® Emerging Markets Index Fund Institutional Class	23,975,645
297,789	Janus Henderson Triton Fund Class N	8,871,138

TOTAL EQUITY MUTUAL FUNDS — 78.82% (Cost $422,921,873)		$456,890,360
Account Balance
FIXED INTEREST CONTRACT
12,987,135(b)	Empower of America Contract(a) 1.90%(c)	12,987,135

TOTAL FIXED INTEREST CONTRACT — 2.24% (Cost $12,987,135)		$12,987,135
TOTAL INVESTMENTS — 100.03% (Cost $543,480,808)		$579,818,586
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(198,695)
TOTAL NET ASSETS — 100.00%		$579,619,891

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,477,645	Empower Bond Index Fund Institutional Class(a)	$ 47,874,618
2,659,611	Empower Core Bond Fund Institutional Class(a)	23,484,361
2,484,419	Empower Global Bond Fund Institutional Class(a)	20,148,639
1,325,489	Empower High Yield Bond Fund Institutional Class(a)	13,559,752
707,672	Empower Inflation-Protected Securities Fund Institutional Class(a)	6,595,505
2,193,173	Empower Multi-Sector Bond Fund Institutional Class(a)	19,124,469
523,646	Empower Short Duration Bond Fund Institutional Class(a)	5,236,458

TOTAL BOND MUTUAL FUNDS — 11.88% (Cost $137,371,234)		$136,023,802
EQUITY MUTUAL FUNDS
705,135	American Century Real Estate Fund Class R6	19,948,258
2,627,685	DFA International Real Estate Securities Portfolio Institutional Class	10,668,402
676,028	Empower Ariel Mid Cap Value Fund Institutional Class(a)	7,497,153
5,524,654	Empower Emerging Markets Equity Fund Institutional Class(a)	55,025,559
5,825,888	Empower International Growth Fund Institutional Class(a)	59,831,867
11,008,716	Empower International Index Fund Institutional Class(a)	127,701,111
7,119,097	Empower International Value Fund Institutional Class(a)	67,275,470
6,501,365	Empower Large Cap Growth Fund Institutional Class(a)	81,007,007
10,888,321	Empower Large Cap Value Fund Institutional Class(a)	88,086,516
3,123,267	Empower Mid Cap Value Fund Institutional Class(a)	30,077,057
Shares		Fair Value
Equity Mutual Funds — (continued)
1,100,013	Empower Real Estate Index Fund Institutional Class(a)	$ 10,582,124
18,000,204	Empower S&P 500® Index Fund Institutional Class(a)	169,921,921
8,251,135	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	72,197,429
7,694,078	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	53,627,722
433,773	Empower Small Cap Growth Fund Institutional Class(a)	5,083,821
3,919,417	Empower Small Cap Value Fund Institutional Class(a)	28,219,805
5,276,234	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	34,612,093
4,763,935	Fidelity® Emerging Markets Index Fund Institutional Class	55,214,011
679,127	Janus Henderson Triton Fund Class N	20,231,186

TOTAL EQUITY MUTUAL FUNDS — 87.08% (Cost $923,537,242)		$996,808,512
Account Balance
FIXED INTEREST CONTRACT
12,301,200(b)	Empower of America Contract(a) 1.90%(c)	12,301,200

TOTAL FIXED INTEREST CONTRACT — 1.08% (Cost $12,301,200)		$12,301,200
TOTAL INVESTMENTS — 100.04% (Cost $1,073,209,676)		$1,145,133,514
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(415,160)
TOTAL NET ASSETS — 100.00%		$1,144,718,354

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,440,467	Empower Bond Index Fund Institutional Class(a)	$ 12,589,685
696,557	Empower Core Bond Fund Institutional Class(a)	6,150,594
643,487	Empower Global Bond Fund Institutional Class(a)	5,218,681
348,534	Empower High Yield Bond Fund Institutional Class(a)	3,565,504
66,591	Empower Inflation-Protected Securities Fund Institutional Class(a)	620,626
574,734	Empower Multi-Sector Bond Fund Institutional Class(a)	5,011,685
95,263	Empower Short Duration Bond Fund Institutional Class(a)	952,635

TOTAL BOND MUTUAL FUNDS — 8.18% (Cost $33,238,360)		$34,109,410
EQUITY MUTUAL FUNDS
259,507	American Century Real Estate Fund Class R6	7,341,444
1,006,555	DFA International Real Estate Securities Portfolio Institutional Class	4,086,612
249,724	Empower Ariel Mid Cap Value Fund Institutional Class(a)	2,769,439
2,222,826	Empower Emerging Markets Equity Fund Institutional Class(a)	22,139,352
2,277,400	Empower International Growth Fund Institutional Class(a)	23,388,897
4,303,560	Empower International Index Fund Institutional Class(a)	49,921,298
2,783,144	Empower International Value Fund Institutional Class(a)	26,300,709
2,402,092	Empower Large Cap Growth Fund Institutional Class(a)	29,930,063
4,023,495	Empower Large Cap Value Fund Institutional Class(a)	32,550,074
1,153,678	Empower Mid Cap Value Fund Institutional Class(a)	11,109,916
408,873	Empower Real Estate Index Fund Institutional Class(a)	3,933,358
Shares		Fair Value
Equity Mutual Funds — (continued)
6,650,942	Empower S&P 500® Index Fund Institutional Class(a)	$ 62,784,893
3,049,565	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	26,683,697
3,059,749	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	21,326,451
171,869	Empower Small Cap Growth Fund Institutional Class(a)	2,014,309
1,556,930	Empower Small Cap Value Fund Institutional Class(a)	11,209,899
1,951,308	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	12,800,581
1,916,746	Fidelity® Emerging Markets Index Fund Institutional Class	22,215,087
270,725	Janus Henderson Triton Fund Class N	8,064,905

TOTAL EQUITY MUTUAL FUNDS — 91.32% (Cost $348,431,383)		$380,570,984
Account Balance
FIXED INTEREST CONTRACT
2,196,441(b)	Empower of America Contract(a) 1.90%(c)	2,196,441

TOTAL FIXED INTEREST CONTRACT — 0.53% (Cost $2,196,441)		$2,196,441
TOTAL INVESTMENTS — 100.03% (Cost $383,866,184)		$416,876,835
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(143,954)
TOTAL NET ASSETS — 100.00%		$416,732,881

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,892,186	Empower Bond Index Fund Institutional Class(a)	$ 16,537,704
919,204	Empower Core Bond Fund Institutional Class(a)	8,116,570
853,179	Empower Global Bond Fund Institutional Class(a)	6,919,279
461,346	Empower High Yield Bond Fund Institutional Class(a)	4,719,571
758,395	Empower Multi-Sector Bond Fund Institutional Class(a)	6,613,205
91,850	Empower Short Duration Bond Fund Institutional Class(a)	918,500

TOTAL BOND MUTUAL FUNDS — 7.11% (Cost $43,898,678)		$43,824,829
EQUITY MUTUAL FUNDS
385,824	American Century Real Estate Fund Class R6	10,914,947
1,562,493	DFA International Real Estate Securities Portfolio Institutional Class	6,343,721
363,693	Empower Ariel Mid Cap Value Fund Institutional Class(a)	4,033,353
3,498,642	Empower Emerging Markets Equity Fund Institutional Class(a)	34,846,476
3,486,502	Empower International Growth Fund Institutional Class(a)	35,806,378
6,585,422	Empower International Index Fund Institutional Class(a)	76,390,892
4,257,140	Empower International Value Fund Institutional Class(a)	40,229,970
3,482,356	Empower Large Cap Growth Fund Institutional Class(a)	43,390,151
5,826,579	Empower Large Cap Value Fund Institutional Class(a)	47,137,021
1,673,761	Empower Mid Cap Value Fund Institutional Class(a)	16,118,322
610,818	Empower Real Estate Index Fund Institutional Class(a)	5,876,065
9,649,501	Empower S&P 500® Index Fund Institutional Class(a)	91,091,293
Shares		Fair Value
Equity Mutual Funds — (continued)
4,417,671	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	$ 38,654,622
4,750,741	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	33,112,665
264,466	Empower Small Cap Growth Fund Institutional Class(a)	3,099,542
2,419,449	Empower Small Cap Value Fund Institutional Class(a)	17,420,031
2,819,626	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	18,496,747
3,016,889	Fidelity® Emerging Markets Index Fund Institutional Class	34,965,747
420,767	Janus Henderson Triton Fund Class N	12,534,646

TOTAL EQUITY MUTUAL FUNDS — 92.56% (Cost $526,130,320)		$570,462,589
Account Balance
FIXED INTEREST CONTRACT
2,205,636(b)	Empower of America Contract(a) 1.90%(c)	2,205,636

TOTAL FIXED INTEREST CONTRACT — 0.36% (Cost $2,205,636)		$2,205,636
TOTAL INVESTMENTS — 100.03% (Cost $572,234,634)		$616,493,054
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(210,324)
TOTAL NET ASSETS — 100.00%		$616,282,730

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Schedule of Investments
As of September 30, 2024 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
242,562	Empower Bond Index Fund Institutional Class(a)	$ 2,119,991
117,677	Empower Core Bond Fund Institutional Class(a)	1,039,089
116,115	Empower Global Bond Fund Institutional Class(a)	941,690
59,234	Empower High Yield Bond Fund Institutional Class(a)	605,963
97,386	Empower Multi-Sector Bond Fund Institutional Class(a)	849,208
11,771	Empower Short Duration Bond Fund Institutional Class(a)	117,712

TOTAL BOND MUTUAL FUNDS — 6.70% (Cost $5,348,513)		$5,673,653
EQUITY MUTUAL FUNDS
53,574	American Century Real Estate Fund Class R6	1,515,595
226,841	DFA International Real Estate Securities Portfolio Institutional Class	920,975
48,436	Empower Ariel Mid Cap Value Fund Institutional Class(a)	537,158
505,948	Empower Emerging Markets Equity Fund Institutional Class(a)	5,039,239
491,036	Empower International Growth Fund Institutional Class(a)	5,042,939
926,849	Empower International Index Fund Institutional Class(a)	10,751,448
599,692	Empower International Value Fund Institutional Class(a)	5,667,089
463,302	Empower Large Cap Growth Fund Institutional Class(a)	5,772,747
776,025	Empower Large Cap Value Fund Institutional Class(a)	6,278,042
222,848	Empower Mid Cap Value Fund Institutional Class(a)	2,146,024
84,751	Empower Real Estate Index Fund Institutional Class(a)	815,301
Shares		Fair Value
Equity Mutual Funds — (continued)
1,284,523	Empower S&P 500® Index Fund Institutional Class(a)	$12,125,896
588,400	Empower S&P Mid Cap 400® Index Fund Institutional Class(a)	5,148,499
677,705	Empower S&P Small Cap 600® Index Fund Institutional Class(a)	4,723,601
37,742	Empower Small Cap Growth Fund Institutional Class(a)	442,337
344,978	Empower Small Cap Value Fund Institutional Class(a)	2,483,842
375,683	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,464,483
436,282	Fidelity® Emerging Markets Index Fund Institutional Class	5,056,511
59,755	Janus Henderson Triton Fund Class N	1,780,102

TOTAL EQUITY MUTUAL FUNDS — 92.99% (Cost $69,233,887)		$78,711,828
Account Balance
FIXED INTEREST CONTRACT
286,032(b)	Empower of America Contract(a) 1.90%(c)	286,032

TOTAL FIXED INTEREST CONTRACT — 0.34% (Cost $286,032)		$286,032
TOTAL INVESTMENTS — 100.03% (Cost $74,868,432)		$84,671,513
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$(27,047)
TOTAL NET ASSETS — 100.00%		$84,644,466

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect at September 30, 2024. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2024

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value ("NAV") as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The NAV of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2024, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds may be exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.

September 30, 2024

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2024, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
BOND MUTUAL FUNDS 46.80%
Empower Bond Index Fund Institutional Class	5,718,712	$50,593,613	$2,727,688	$6,261,267	$(758,500)	$2,921,511	$-	$-	$49,981,545
Empower Core Bond Fund Institutional Class	2,777,879	24,878,235	1,334,421	3,221,561	(340,956)	1,537,576	48,763	-	24,528,671
Empower Global Bond Fund Institutional Class	3,300,164	27,090,003	1,358,323	3,382,713	(409,603)	1,698,714	-	-	26,764,327
Empower High Yield Bond Fund Institutional Class	1,378,875	14,271,819	503,037	1,575,314	52,975	906,348	7,718	-	14,105,890
Empower Inflation-Protected Securities Fund Institutional Class	7,053,787	66,300,376	3,185,137	7,660,615	(691,662)	3,916,401	36,666	-	65,741,299
Empower Multi-Sector Bond Fund Institutional Class	2,289,427	20,197,676	802,189	2,609,208	(304,836)	1,573,146	16,611	-	19,963,803
Empower Short Duration Bond Fund Institutional Class	2,823,314	28,515,843	1,552,049	3,257,323	(78,346)	1,422,569	-	-	28,233,138
					(2,530,928)	13,976,265	109,758	0	229,318,673
EQUITY MUTUAL FUNDS 35.45%
Empower Ariel Mid Cap Value Fund Institutional Class	154,104	1,735,883	162,759	453,625	(137,085)	263,998	66	144	1,709,015
Empower Emerging Markets Equity Fund Institutional Class	740,256	7,265,319	622,453	1,493,966	149,387	979,148	40,260	-	7,372,954
Empower International Growth Fund Institutional Class	931,752	9,756,119	645,932	2,463,097	(548,274)	1,630,143	56,248	-	9,569,097
Empower International Index Fund Institutional Class	1,760,990	20,831,243	1,218,543	2,573,766	1,459,281	951,458	50,389	23,515	20,427,478
Empower International Value Fund Institutional Class	1,138,998	11,017,560	667,173	1,552,558	764,880	631,355	20,740	6,653	10,763,530
Empower Large Cap Growth Fund Institutional Class	1,477,817	18,689,698	1,388,891	5,674,755	(275,883)	4,009,761	-	100,599	18,413,595
Empower Large Cap Value Fund Institutional Class	2,473,716	20,295,966	728,222	3,963,991	441,936	2,952,167	91,612	-	20,012,364
Empower Mid Cap Value Fund Institutional Class	711,941	6,971,725	368,369	1,834,875	(282,114)	1,350,771	3,608	-	6,855,990
Empower Real Estate Index Fund Institutional Class	437,274	4,270,344	458,143	1,158,051	(61,651)	636,144	20,313	9,502	4,206,580
Empower S&P 500® Index Fund Institutional Class	4,093,349	38,972,099	1,647,462	10,228,910	(856,147)	8,250,565	53,435	171,556	38,641,216
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,871,059	16,632,415	1,389,319	4,039,537	(594,440)	2,389,566	-	285,490	16,371,763
Empower S&P Small Cap 600® Index Fund Institutional Class	1,018,794	7,250,406	864,179	2,096,221	(583,553)	1,082,628	9,301	139,050	7,100,992
Empower Small Cap Growth Fund Institutional Class	58,003	699,063	48,443	182,273	(44,770)	114,557	-	854	679,790
Empower Small Cap Value Fund Institutional Class	523,559	3,873,941	437,299	1,042,812	(244,227)	501,199	-	58,754	3,769,627

September 30, 2024

Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,197,029	$8,045,203	$683,241	$2,278,918	$(809,006)	$1,402,983	$-	$137,095	$7,852,509
					(1,621,666)	27,146,443	345,972	933,212	173,746,500
FIXED INTEREST CONTRACT 13.46%
Empower of America Contract	65,947,169	66,425,295	5,736,312	7,114,501	-	-	900,063	-	65,947,169
					0	0	900,063	0	65,947,169
				Total	$(4,152,594)	$41,122,708	$1,355,793	$933,212	$469,012,342
Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
BOND MUTUAL FUNDS 44.77%
Empower Bond Index Fund Institutional Class	5,203,818	$40,184,277	$6,443,372	$3,663,338	$(562,092)	$2,517,060	$-	$-	$45,481,371
Empower Core Bond Fund Institutional Class	2,531,059	19,763,102	3,173,842	2,007,587	(347,357)	1,419,895	43,773	-	22,349,252
Empower Global Bond Fund Institutional Class	2,805,912	20,120,243	3,301,712	2,065,153	(297,926)	1,399,143	-	-	22,755,945
Empower High Yield Bond Fund Institutional Class	1,257,309	11,356,060	1,593,840	978,745	(55,524)	891,121	6,930	-	12,862,276
Empower Inflation-Protected Securities Fund Institutional Class	4,776,004	39,138,661	6,184,820	3,365,252	(453,216)	2,554,130	24,463	-	44,512,359
Empower Multi-Sector Bond Fund Institutional Class	2,082,049	16,015,580	2,258,779	1,462,991	(233,203)	1,344,098	14,883	-	18,155,466
Empower Short Duration Bond Fund Institutional Class	1,977,207	17,430,277	2,943,970	1,561,336	(64,185)	959,157	-	-	19,772,068
					(2,013,503)	11,084,604	90,049	0	185,888,737
EQUITY MUTUAL FUNDS 39.34%
Empower Ariel Mid Cap Value Fund Institutional Class	141,747	1,396,266	330,087	386,010	(116,518)	231,628	60	131	1,571,971
Empower Emerging Markets Equity Fund Institutional Class	744,460	6,412,072	1,393,142	1,821,516	(351,307)	1,431,128	39,903	-	7,414,826
Empower International Growth Fund Institutional Class	910,805	8,358,175	1,427,745	1,764,193	(338,604)	1,332,240	54,140	-	9,353,967
Empower International Index Fund Institutional Class	1,718,286	17,769,380	2,730,315	2,982,233	(200,642)	2,414,657	48,476	22,622	19,932,119
Empower International Value Fund Institutional Class	1,109,653	9,381,382	1,492,744	1,811,222	(147,263)	1,423,314	19,916	6,388	10,486,218
Empower Large Cap Growth Fund Institutional Class	1,355,140	14,966,269	2,798,863	4,053,380	(35,338)	3,173,292	-	91,063	16,885,044
Empower Large Cap Value Fund Institutional Class	2,270,631	16,361,502	2,240,253	3,520,341	(395,292)	3,287,991	82,863	-	18,369,405
Empower Mid Cap Value Fund Institutional Class	650,504	5,576,784	999,463	1,338,415	(103,799)	1,026,518	3,249	-	6,264,350

September 30, 2024

Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
Empower Real Estate Index Fund Institutional Class	374,736	$3,206,866	$783,245	$1,014,625	$(143,808)	$629,471	$17,138	$8,016	$3,604,957
Empower S&P 500® Index Fund Institutional Class	3,755,356	31,628,964	4,248,359	8,218,969	(1,498,962)	7,792,207	48,274	154,986	35,450,561
Empower S&P Mid Cap 400® Index Fund Institutional Class	1,722,282	13,453,359	2,812,646	3,377,450	(644,555)	2,181,409	-	259,314	15,069,964
Empower S&P Small Cap 600® Index Fund Institutional Class	1,040,510	6,484,685	1,719,733	1,794,765	(342,054)	842,704	9,362	139,957	7,252,357
Empower Small Cap Growth Fund Institutional Class	59,671	632,530	126,313	149,671	(23,287)	90,170	-	867	699,342
Empower Small Cap Value Fund Institutional Class	528,885	3,444,207	854,147	880,444	(143,703)	390,064	-	58,557	3,807,974
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,095,990	6,495,324	1,295,663	1,603,189	(500,608)	1,001,895	-	123,851	7,189,693
					(4,985,740)	27,248,688	323,381	865,752	163,352,748
FIXED INTEREST CONTRACT 11.15%
Empower of America Contract	46,326,688	40,729,948	8,740,729	3,734,173	-	-	590,184	-	46,326,688
					0	0	590,184	0	46,326,688
				Total	$(6,999,243)	$38,333,292	$1,003,614	$865,752	$395,568,173
Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
BOND MUTUAL FUNDS 41.38%
Empower Bond Index Fund Institutional Class	17,541,895	$136,060,640	$25,000,199	$17,104,035	$(2,780,670)	$9,359,362	$-	$-	$153,316,166
Empower Core Bond Fund Institutional Class	8,550,014	67,069,325	12,192,869	8,728,324	(1,346,996)	4,962,753	146,820	-	75,496,623
Empower Global Bond Fund Institutional Class	9,001,518	64,729,260	11,589,257	8,074,778	(1,232,161)	4,758,568	-	-	73,002,307
Empower High Yield Bond Fund Institutional Class	4,250,954	38,509,952	6,289,206	3,992,202	136,985	2,680,307	23,226	-	43,487,263
Empower Inflation-Protected Securities Fund Institutional Class	11,980,089	98,683,323	17,377,044	10,706,334	(1,030,795)	6,300,399	60,997	-	111,654,432
Empower Multi-Sector Bond Fund Institutional Class	7,031,810	54,324,806	8,956,733	6,316,792	(603,446)	4,352,637	49,915	-	61,317,384
Empower Short Duration Bond Fund Institutional Class	5,183,102	45,875,592	8,461,751	4,976,830	(124,866)	2,470,510	-	-	51,831,023
					(6,981,949)	34,884,536	280,958	0	570,105,198
EQUITY MUTUAL FUNDS 44.49%
Empower Ariel Mid Cap Value Fund Institutional Class	519,705	5,110,902	1,089,273	1,219,015	(364,774)	782,363	216	473	5,763,523
Empower Emerging Markets Equity Fund Institutional Class	2,989,588	25,478,896	5,218,189	4,768,704	466,992	3,847,917	160,252	-	29,776,298

September 30, 2024

Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
Empower International Growth Fund Institutional Class	3,531,277	$32,199,115	$5,329,824	$6,114,591	$(995,299)	$4,851,871	$209,282	$-	$36,266,219
Empower International Index Fund Institutional Class	6,677,540	68,660,447	10,360,559	7,730,518	2,426,486	6,168,974	186,973	87,255	77,459,462
Empower International Value Fund Institutional Class	4,320,877	36,362,565	5,471,070	4,992,751	963,908	3,991,402	76,834	24,645	40,832,286
Empower Large Cap Growth Fund Institutional Class	4,958,434	54,721,202	10,006,628	14,626,921	(210,823)	11,681,175	-	334,711	61,782,084
Empower Large Cap Value Fund Institutional Class	8,317,257	59,481,004	7,886,602	8,684,192	1,965,866	8,603,192	300,862	-	67,286,606
Empower Mid Cap Value Fund Institutional Class	2,386,344	20,375,215	3,180,269	4,253,230	(309,436)	3,678,240	11,774	-	22,980,494
Empower Real Estate Index Fund Institutional Class	1,271,484	10,839,296	2,553,568	2,634,565	158,480	1,473,381	57,326	26,814	12,231,680
Empower S&P 500® Index Fund Institutional Class	13,748,626	114,237,507	15,447,619	24,608,104	(1,686,730)	24,710,010	176,362	566,221	129,787,032
Empower S&P Mid Cap 400® Index Fund Institutional Class	6,293,484	48,836,407	9,452,799	9,203,881	(388,400)	5,982,659	-	935,430	55,067,984
Empower S&P Small Cap 600® Index Fund Institutional Class	4,196,871	26,052,895	6,564,090	7,569,823	(2,191,877)	4,205,027	37,191	555,983	29,252,189
Empower Small Cap Growth Fund Institutional Class	232,858	2,443,409	477,524	594,335	(142,344)	402,500	-	3,335	2,729,098
Empower Small Cap Value Fund Institutional Class	2,150,493	13,885,783	3,381,334	3,729,195	(947,100)	1,945,628	-	234,391	15,483,550
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	4,032,353	23,587,302	4,360,331	4,887,618	(1,552,018)	3,392,220	-	451,119	26,452,235
					(2,807,069)	85,716,559	1,217,072	3,220,377	613,150,740
FIXED INTEREST CONTRACT 8.78%
Empower of America Contract	121,053,195	106,909,786	23,744,707	11,142,507	-	-	1,541,209	-	121,053,195
					0	0	1,541,209	0	121,053,195
				Total	$(9,789,018)	$120,601,095	$3,039,239	$3,220,377	$1,304,309,133
Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
BOND MUTUAL FUNDS 35.94%
Empower Bond Index Fund Institutional Class	8,493,458	$54,537,416	$20,321,406	$4,608,179	$(770,733)	$3,982,177	$-	$-	$74,232,820
Empower Core Bond Fund Institutional Class	4,128,023	26,791,196	9,946,363	2,484,793	(458,749)	2,197,678	69,921	-	36,450,444
Empower Global Bond Fund Institutional Class	4,179,435	24,835,410	9,318,399	2,277,401	(348,510)	2,018,809	-	-	33,895,217
Empower High Yield Bond Fund Institutional Class	2,054,792	15,383,867	5,309,129	970,607	2,556	1,298,137	11,084	-	21,020,526
Empower Inflation-Protected Securities Fund Institutional Class	4,222,150	28,795,601	10,634,169	2,176,524	(300,940)	2,097,189	21,212	-	39,350,435

September 30, 2024

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
Empower Multi-Sector Bond Fund Institutional Class	3,394,168	$21,684,693	$7,541,530	$1,674,294	$(295,728)	$2,045,213	$23,772	$-	$29,597,142
Empower Short Duration Bond Fund Institutional Class	1,944,949	14,242,501	5,356,161	1,031,704	(45,742)	882,532	-	-	19,449,490
					(2,217,846)	14,521,735	125,989	0	253,996,074
EQUITY MUTUAL FUNDS 51.54%
Empower Ariel Mid Cap Value Fund Institutional Class	298,142	2,418,288	931,010	401,466	(126,086)	358,559	122	267	3,306,391
Empower Emerging Markets Equity Fund Institutional Class	1,894,322	13,291,758	4,935,384	2,460,237	(514,061)	3,100,543	101,273	-	18,867,448
Empower International Growth Fund Institutional Class	2,174,695	16,360,841	5,482,128	2,255,821	(525,312)	2,746,973	128,144	-	22,334,121
Empower International Index Fund Institutional Class	4,101,101	34,782,598	11,381,247	3,391,627	121,551	4,800,552	113,827	53,120	47,572,770
Empower International Value Fund Institutional Class	2,654,812	18,441,434	5,856,636	2,028,581	3,853	2,818,484	46,671	14,970	25,087,973
Empower Large Cap Growth Fund Institutional Class	2,875,465	26,217,140	8,340,316	4,981,561	(204,450)	6,252,403	-	194,464	35,828,298
Empower Large Cap Value Fund Institutional Class	4,823,592	28,579,870	7,651,129	2,825,403	(8,298)	5,617,262	172,139	-	39,022,858
Empower Mid Cap Value Fund Institutional Class	1,384,383	9,761,804	3,048,603	1,602,035	(295,102)	2,123,235	6,746	-	13,331,607
Empower Real Estate Index Fund Institutional Class	659,039	4,627,558	1,910,612	1,219,248	(175,874)	1,021,029	29,499	13,798	6,339,951
Empower S&P 500® Index Fund Institutional Class	7,950,214	55,041,526	14,391,071	7,329,964	(680,380)	12,947,391	101,403	325,559	75,050,024
Empower S&P Mid Cap 400® Index Fund Institutional Class	3,652,526	23,490,763	8,340,363	3,481,890	(656,100)	3,610,368	-	534,607	31,959,604
Empower S&P Small Cap 600® Index Fund Institutional Class	2,674,169	13,678,285	5,948,055	2,939,696	(710,449)	1,952,314	23,513	351,499	18,638,958
Empower Small Cap Growth Fund Institutional Class	149,217	1,293,766	484,680	230,319	(47,011)	200,691	-	2,106	1,748,818
Empower Small Cap Value Fund Institutional Class	1,363,548	7,301,204	3,029,456	1,422,757	(324,343)	909,644	-	147,358	9,817,547
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,334,769	11,341,596	4,199,346	1,877,246	(687,382)	1,652,386	-	258,210	15,316,082
					(4,829,444)	50,111,834	723,337	1,895,958	364,222,450
FIXED INTEREST CONTRACT 6.41%
Empower of America Contract	45,337,419	33,147,291	14,146,755	2,491,145	-	-	534,518	-	45,337,419
					0	0	534,518	0	45,337,419
				Total	$(7,047,290)	$64,633,569	$1,383,844	$1,895,958	$663,555,943

September 30, 2024

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
BOND MUTUAL FUNDS 27.90%
Empower Bond Index Fund Institutional Class	15,429,237	$118,283,386	$18,872,255	$9,823,873	$(1,720,617)	$7,519,761	$-	$-	$134,851,529
Empower Core Bond Fund Institutional Class	7,488,939	58,060,479	9,102,688	4,989,396	(782,148)	3,953,559	129,087	-	66,127,330
Empower Global Bond Fund Institutional Class	7,348,040	52,308,104	7,905,152	4,071,423	(558,395)	3,450,769	-	-	59,592,602
Empower High Yield Bond Fund Institutional Class	3,742,105	33,557,810	4,316,067	2,012,690	60,313	2,420,543	20,572	-	38,281,730
Empower Inflation-Protected Securities Fund Institutional Class	5,399,642	43,940,327	6,773,067	3,139,079	(376,825)	2,750,351	27,573	-	50,324,666
Empower Multi-Sector Bond Fund Institutional Class	6,164,806	47,084,979	6,441,691	3,514,307	(458,834)	3,744,747	43,938	-	53,757,110
Empower Short Duration Bond Fund Institutional Class	2,718,571	23,785,642	3,756,249	1,668,764	(83,307)	1,312,581	-	-	27,185,708
					(3,919,813)	25,152,311	221,170	0	430,120,675
EQUITY MUTUAL FUNDS 60.90%
Empower Ariel Mid Cap Value Fund Institutional Class	746,433	7,287,348	1,218,942	603,726	224,582	375,373	314	686	8,277,937
Empower Emerging Markets Equity Fund Institutional Class	5,178,903	44,106,235	6,618,771	6,139,573	472,379	6,996,444	277,071	-	51,581,877
Empower International Growth Fund Institutional Class	5,775,162	52,449,466	6,410,402	4,457,666	1,379,803	4,908,715	342,810	-	59,310,917
Empower International Index Fund Institutional Class	10,923,316	111,842,691	13,141,730	11,017,422	1,332,259	12,743,468	306,959	143,248	126,710,467
Empower International Value Fund Institutional Class	7,069,938	59,189,892	7,084,799	5,977,083	1,623,866	6,513,306	126,382	40,539	66,810,914
Empower Large Cap Growth Fund Institutional Class	7,229,684	79,182,244	10,703,838	16,174,648	320,232	16,370,431	-	486,495	90,081,865
Empower Large Cap Value Fund Institutional Class	12,115,381	86,117,192	7,618,802	10,946,760	162,461	15,224,197	440,769	-	98,013,431
Empower Mid Cap Value Fund Institutional Class	3,479,996	29,537,751	3,251,398	2,510,660	1,684,799	3,233,877	17,337	-	33,512,366
Empower Real Estate Index Fund Institutional Class	1,452,357	12,297,830	2,329,416	1,998,629	535,310	1,343,054	66,294	31,009	13,971,671
Empower S&P 500® Index Fund Institutional Class	20,052,597	165,529,083	15,853,075	27,241,987	(1,616,345)	35,156,340	257,678	827,289	189,296,511
Empower S&P Mid Cap 400® Index Fund Institutional Class	9,169,843	70,616,092	9,997,852	5,620,379	2,875,940	5,242,565	-	1,372,851	80,236,130
Empower S&P Small Cap 600® Index Fund Institutional Class	7,316,950	45,119,473	8,921,989	7,550,408	(992,001)	4,508,091	65,819	983,947	50,999,145
Empower Small Cap Growth Fund Institutional Class	403,216	4,221,283	549,095	551,787	(59,066)	507,105	-	5,817	4,725,696
Empower Small Cap Value Fund Institutional Class	3,729,912	23,923,445	4,372,500	3,780,057	(613,268)	2,339,475	-	412,185	26,855,363
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,858,683	34,126,388	4,731,106	4,007,119	(931,988)	3,582,585	-	657,272	38,432,960
					6,398,963	119,045,026	1,901,433	4,961,338	938,817,250

September 30, 2024

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
FIXED INTEREST CONTRACT 4.11%
Empower of America Contract	63,315,309	$55,262,550	$10,791,791	$3,543,008	$-	$-	$803,976	$-	$63,315,309
					0	0	803,976	0	63,315,309
				Total	$2,479,150	$144,197,337	$2,926,579	$4,961,338	$1,432,253,234
Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
BOND MUTUAL FUNDS 18.97%
Empower Bond Index Fund Institutional Class	4,190,193	$26,521,961	$10,220,661	$2,046,236	$(334,840)	$1,925,898	$-	$-	$36,622,284
Empower Core Bond Fund Institutional Class	2,038,004	13,034,179	4,990,145	1,087,031	(197,665)	1,058,279	34,217	-	17,995,572
Empower Global Bond Fund Institutional Class	1,941,871	11,371,119	4,365,931	898,861	(127,145)	910,385	-	-	15,748,574
Empower High Yield Bond Fund Institutional Class	1,016,030	7,496,435	2,702,654	460,398	(15,265)	655,296	5,441	-	10,393,987
Empower Inflation-Protected Securities Fund Institutional Class	964,577	6,492,085	2,521,991	513,352	(80,130)	489,135	4,801	-	8,989,859
Empower Multi-Sector Bond Fund Institutional Class	1,680,363	10,578,233	3,892,066	820,655	(139,077)	1,003,118	11,666	-	14,652,762
Empower Short Duration Bond Fund Institutional Class	553,805	3,997,696	1,588,640	299,185	(13,676)	250,902	-	-	5,538,053
					(907,798)	6,293,013	56,125	0	109,941,091
EQUITY MUTUAL FUNDS 70.56%
Empower Ariel Mid Cap Value Fund Institutional Class	316,665	2,533,004	1,012,476	420,279	(133,447)	386,613	132	288	3,511,814
Empower Emerging Markets Equity Fund Institutional Class	2,398,981	16,559,542	5,582,979	1,871,904	(394,634)	3,623,231	125,493	-	23,893,848
Empower International Growth Fund Institutional Class	2,597,404	19,227,612	5,864,408	1,257,154	(224,954)	2,840,472	150,265	-	26,675,338
Empower International Index Fund Institutional Class	4,908,443	40,953,032	12,265,003	1,544,060	564,317	5,263,965	134,201	62,627	56,937,940
Empower International Value Fund Institutional Class	3,174,443	21,700,838	6,314,427	1,108,986	252,876	3,092,203	55,182	17,700	29,998,482
Empower Large Cap Growth Fund Institutional Class	3,067,613	27,567,870	8,472,576	4,182,794	(57,217)	6,364,800	-	202,862	38,222,452
Empower Large Cap Value Fund Institutional Class	5,138,214	29,979,338	7,909,639	1,896,437	348,832	5,575,610	181,790	-	41,568,150
Empower Mid Cap Value Fund Institutional Class	1,474,914	10,249,146	3,085,601	901,732	182,557	1,770,406	7,224	-	14,203,421
Empower Real Estate Index Fund Institutional Class	551,476	3,833,590	1,545,642	858,059	(68,009)	784,030	24,818	11,609	5,305,203
Empower S&P 500® Index Fund Institutional Class	8,505,291	57,988,391	15,172,646	6,526,817	(729,498)	13,655,724	106,571	342,151	80,289,944

September 30, 2024

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
Empower S&P Mid Cap 400® Index Fund Institutional Class	3,891,788	$24,623,280	$8,377,334	$2,079,624	$13,013	$3,132,155	$-	$574,392	$34,053,145
Empower S&P Small Cap 600® Index Fund Institutional Class	3,364,698	17,009,633	7,020,692	3,050,742	(883,492)	2,472,363	30,244	452,133	23,451,946
Empower Small Cap Growth Fund Institutional Class	185,646	1,586,402	527,179	173,554	(46,131)	235,739	-	2,638	2,175,766
Empower Small Cap Value Fund Institutional Class	1,717,359	9,050,402	3,408,894	1,153,369	(323,881)	1,059,061	-	189,337	12,364,988
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,489,931	11,905,041	4,138,683	1,070,031	(339,774)	1,360,252	-	272,330	16,333,945
					(1,839,442)	51,616,624	815,920	2,128,067	408,986,382
FIXED INTEREST CONTRACT 2.24%
Empower of America Contract	12,987,135	9,366,036	4,160,940	691,470	-	-	151,629	-	12,987,135
					0	0	151,629	0	12,987,135
				Total	$(2,747,240)	$57,909,637	$1,023,674	$2,128,067	$531,914,608
Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
BOND MUTUAL FUNDS 11.88%
Empower Bond Index Fund Institutional Class	5,477,645	$40,995,611	$7,307,203	$3,155,355	$(633,116)	$2,727,159	$-	$-	$47,874,618
Empower Core Bond Fund Institutional Class	2,659,611	20,128,389	3,540,482	1,641,207	(314,764)	1,456,697	45,919	-	23,484,361
Empower Global Bond Fund Institutional Class	2,484,419	17,241,255	2,988,843	1,198,065	(120,595)	1,116,606	-	-	20,148,639
Empower High Yield Bond Fund Institutional Class	1,325,489	11,590,899	1,840,621	738,694	11,774	866,926	7,307	-	13,559,752
Empower Inflation-Protected Securities Fund Institutional Class	707,672	5,626,772	1,017,473	421,049	(60,113)	372,309	3,616	-	6,595,505
Empower Multi-Sector Bond Fund Institutional Class	2,193,173	16,346,781	2,639,608	1,190,030	(154,340)	1,328,110	15,652	-	19,124,469
Empower Short Duration Bond Fund Institutional Class	523,646	4,472,249	828,639	317,816	(16,438)	253,386	-	-	5,236,458
					(1,287,592)	8,121,193	72,494	0	136,023,802
EQUITY MUTUAL FUNDS 77.82%
Empower Ariel Mid Cap Value Fund Institutional Class	676,028	6,425,068	1,207,058	640,392	43,554	505,419	290	634	7,497,153
Empower Emerging Markets Equity Fund Institutional Class	5,524,654	45,696,484	7,017,891	5,176,588	394,832	7,487,772	295,609	-	55,025,559
Empower International Growth Fund Institutional Class	5,825,888	51,373,928	6,878,695	3,493,800	1,203,962	5,073,044	346,174	-	59,831,867
Empower International Index Fund Institutional Class	11,008,716	109,516,154	12,354,936	7,800,505	341,516	13,630,526	309,772	144,561	127,701,111

September 30, 2024

Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
Empower International Value Fund Institutional Class	7,119,097	$57,920,326	$6,516,893	$4,121,831	$1,107,680	$6,960,082	$127,721	$40,968	$67,275,470
Empower Large Cap Growth Fund Institutional Class	6,501,365	69,331,606	10,262,125	13,408,912	(5,067)	14,822,188	-	436,656	81,007,007
Empower Large Cap Value Fund Institutional Class	10,888,321	75,317,028	6,654,678	6,593,206	967,215	12,708,016	398,532	-	88,086,516
Empower Mid Cap Value Fund Institutional Class	3,123,267	25,770,410	3,082,357	2,417,032	762,633	3,641,322	15,788	-	30,077,057
Empower Real Estate Index Fund Institutional Class	1,100,013	9,061,971	1,873,734	1,421,568	382,552	1,067,987	51,135	23,918	10,582,124
Empower S&P 500® Index Fund Institutional Class	18,000,204	144,939,330	14,540,055	22,158,424	(2,850,794)	32,600,960	231,154	742,133	169,921,921
Empower S&P Mid Cap 400® Index Fund Institutional Class	8,251,135	61,891,615	9,393,199	5,693,438	610,213	6,606,053	-	1,253,502	72,197,429
Empower S&P Small Cap 600® Index Fund Institutional Class	7,694,078	46,144,626	9,957,578	5,979,064	194,164	3,504,582	71,010	1,061,545	53,627,722
Empower Small Cap Growth Fund Institutional Class	433,773	4,410,880	626,547	435,393	(4,828)	481,787	-	6,348	5,083,821
Empower Small Cap Value Fund Institutional Class	3,919,417	24,475,913	4,504,429	2,125,229	415,938	1,364,692	-	443,507	28,219,805
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,276,234	29,897,748	4,862,832	3,137,910	(629,663)	2,989,423	-	595,828	34,612,093
					2,933,907	113,443,853	1,847,185	4,749,600	890,746,655
FIXED INTEREST CONTRACT 1.08%
Empower of America Contract	12,301,200	10,485,315	2,376,129	715,554	-	-	155,310	-	12,301,200
					0	0	155,310	0	12,301,200
				Total	$1,646,315	$121,565,046	$2,074,989	$4,749,600	$1,039,071,657
Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
BOND MUTUAL FUNDS 8.18%
Empower Bond Index Fund Institutional Class	1,440,467	$9,420,853	$3,216,643	$709,569	$(113,551)	$661,758	$-	$-	$12,589,685
Empower Core Bond Fund Institutional Class	696,557	4,604,673	1,559,643	376,403	(67,195)	362,681	11,854	-	6,150,594
Empower Global Bond Fund Institutional Class	643,487	3,895,881	1,314,054	289,840	(39,450)	298,586	-	-	5,218,681
Empower High Yield Bond Fund Institutional Class	348,534	2,658,245	848,389	174,133	(10,638)	233,003	1,890	-	3,565,504
Empower Inflation-Protected Securities Fund Institutional Class	66,591	462,682	160,250	35,415	(4,600)	33,109	336	-	620,626
Empower Multi-Sector Bond Fund Institutional Class	574,734	3,740,255	1,203,953	277,306	(45,911)	344,783	4,044	-	5,011,685
Empower Short Duration Bond Fund Institutional Class	95,263	710,479	252,643	54,256	(2,414)	43,769	-	-	952,635
					(283,759)	1,977,689	18,124	0	34,109,410

September 30, 2024

Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
EQUITY MUTUAL FUNDS 81.31%
Empower Ariel Mid Cap Value Fund Institutional Class	249,724	$2,068,891	$686,851	$249,246	$(62,953)	$262,943	$105	$229	$2,769,439
Empower Emerging Markets Equity Fund Institutional Class	2,222,826	16,054,959	4,563,638	1,873,069	(351,275)	3,393,824	118,000	-	22,139,352
Empower International Growth Fund Institutional Class	2,277,400	17,485,128	4,631,176	1,293,876	(228,708)	2,566,469	133,709	-	23,388,897
Empower International Index Fund Institutional Class	4,303,560	37,239,160	9,364,998	1,575,814	325,199	4,892,954	119,433	55,736	49,921,298
Empower International Value Fund Institutional Class	2,783,144	19,703,040	4,908,669	1,087,005	223,607	2,776,005	49,112	15,753	26,300,709
Empower Large Cap Growth Fund Institutional Class	2,402,092	22,317,872	5,820,497	3,261,368	5,777	5,053,062	-	160,829	29,930,063
Empower Large Cap Value Fund Institutional Class	4,023,495	24,310,021	5,475,061	1,589,153	395,039	4,354,145	144,524	-	32,550,074
Empower Mid Cap Value Fund Institutional Class	1,153,678	8,296,425	2,113,954	652,785	198,791	1,352,322	5,703	-	11,109,916
Empower Real Estate Index Fund Institutional Class	408,873	2,941,813	1,013,816	614,873	(61,565)	592,602	18,571	8,687	3,933,358
Empower S&P 500® Index Fund Institutional Class	6,650,942	47,006,709	9,827,343	4,801,590	(436,768)	10,752,431	84,549	271,449	62,784,893
Empower S&P Mid Cap 400® Index Fund Institutional Class	3,049,565	19,999,985	5,703,419	1,418,058	112,139	2,398,351	-	454,385	26,683,697
Empower S&P Small Cap 600® Index Fund Institutional Class	3,059,749	16,027,824	5,683,486	2,555,484	(733,356)	2,170,625	27,615	412,824	21,326,451
Empower Small Cap Growth Fund Institutional Class	171,869	1,528,930	424,630	154,005	(37,283)	214,754	-	2,465	2,014,309
Empower Small Cap Value Fund Institutional Class	1,556,930	8,511,169	2,759,320	1,037,446	(301,737)	976,856	-	172,604	11,209,899
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,951,308	9,688,374	2,875,940	822,802	(246,195)	1,059,069	-	216,366	12,800,581
					(1,199,288)	42,816,412	701,321	1,771,327	338,862,936
FIXED INTEREST CONTRACT 0.53%
Empower of America Contract	2,196,441	1,635,679	657,805	123,229	-	-	26,186	-	2,196,441
					0	0	26,186	0	2,196,441
				Total	$(1,483,047)	$44,794,101	$745,631	$1,771,327	$375,168,787
Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
BOND MUTUAL FUNDS 7.11%
Empower Bond Index Fund Institutional Class	1,892,186	$13,537,054	$3,305,542	$1,283,825	$(263,954)	$978,933	$-	$-	$16,537,704
Empower Core Bond Fund Institutional Class	919,204	6,648,693	1,595,649	648,084	(130,922)	520,312	15,643	-	8,116,570
Empower Global Bond Fund Institutional Class	853,179	5,656,717	1,349,297	492,136	(66,278)	405,401	-	-	6,919,279

September 30, 2024

Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
Empower High Yield Bond Fund Institutional Class	461,346	$3,853,705	$855,584	$280,372	$9,612	$290,654	$2,505	$-	$4,719,571
Empower Multi-Sector Bond Fund Institutional Class	758,395	5,401,701	1,210,294	478,070	(80,099)	479,280	5,335	-	6,613,205
Empower Short Duration Bond Fund Institutional Class	91,850	749,705	191,890	67,248	(3,409)	44,153	-	-	918,500
					(535,050)	2,718,733	23,483	0	43,824,829
EQUITY MUTUAL FUNDS 82.06%
Empower Ariel Mid Cap Value Fund Institutional Class	363,693	3,299,936	786,634	282,433	62,532	229,216	153	333	4,033,353
Empower Emerging Markets Equity Fund Institutional Class	3,498,642	27,640,405	5,595,414	3,123,965	174,833	4,734,622	185,619	-	34,846,476
Empower International Growth Fund Institutional Class	3,486,502	29,327,141	5,417,430	2,327,106	300,039	3,388,913	205,089	-	35,806,378
Empower International Index Fund Institutional Class	6,585,422	62,511,010	10,313,786	3,898,375	742,219	7,464,471	183,132	85,462	76,390,892
Empower International Value Fund Institutional Class	4,257,140	33,060,105	5,298,462	2,510,095	348,575	4,381,498	75,293	24,151	40,229,970
Empower Large Cap Growth Fund Institutional Class	3,482,356	35,458,989	6,746,372	6,315,964	210,224	7,500,754	-	232,594	43,390,151
Empower Large Cap Value Fund Institutional Class	5,826,579	38,463,712	5,598,139	3,993,578	74,977	7,068,748	209,724	-	47,137,021
Empower Mid Cap Value Fund Institutional Class	1,673,761	13,182,412	2,177,510	1,004,236	545,435	1,762,636	8,285	-	16,118,322
Empower Real Estate Index Fund Institutional Class	610,818	4,805,873	1,252,930	818,296	158,567	635,558	27,820	13,013	5,876,065
Empower S&P 500® Index Fund Institutional Class	9,649,501	74,136,827	10,752,370	10,459,144	(1,085,208)	16,661,240	122,712	393,974	91,091,293
Empower S&P Mid Cap 400® Index Fund Institutional Class	4,417,671	31,621,602	6,135,436	2,181,195	693,553	3,078,779	-	657,148	38,654,622
Empower S&P Small Cap 600® Index Fund Institutional Class	4,750,741	27,206,959	7,199,203	3,714,715	(165,416)	2,421,218	42,793	639,718	33,112,665
Empower Small Cap Growth Fund Institutional Class	264,466	2,566,275	496,706	276,578	(29,053)	313,139	-	3,790	3,099,542
Empower Small Cap Value Fund Institutional Class	2,419,449	14,418,448	3,326,002	1,245,822	159,330	921,403	-	267,428	17,420,031
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,819,626	15,240,226	3,231,781	1,571,958	(372,494)	1,596,698	-	313,731	18,496,747
					1,818,113	62,158,893	1,060,620	2,631,342	505,703,528
FIXED INTEREST CONTRACT 0.36%
Empower of America Contract	2,205,636	1,797,128	541,086	159,817	-	-	27,239	-	2,205,636
					0	0	27,239	0	2,205,636
				Total	$1,283,063	$64,877,626	$1,111,342	$2,631,342	$551,733,993

September 30, 2024

Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 09/30/2024	Value 12/31/2023	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2024
BOND MUTUAL FUNDS 6.70%
Empower Bond Index Fund Institutional Class	242,562	$1,359,352	$866,335	$212,670	$(12,882)	$106,974	$-	$-	$2,119,991
Empower Core Bond Fund Institutional Class	117,677	666,280	424,326	109,575	(7,821)	58,058	1,994	-	1,039,089
Empower Global Bond Fund Institutional Class	116,115	601,818	384,849	96,525	(3,441)	51,548	-	-	941,690
Empower High Yield Bond Fund Institutional Class	59,234	386,835	236,683	56,058	(2,129)	38,503	320	-	605,963
Empower Multi-Sector Bond Fund Institutional Class	97,386	542,705	338,841	86,755	(4,884)	54,417	682	-	849,208
Empower Short Duration Bond Fund Institutional Class	11,771	75,243	48,861	11,063	246	4,671	-	-	117,712
					(30,911)	314,171	2,996	0	5,673,653
EQUITY MUTUAL FUNDS 82.04%
Empower Ariel Mid Cap Value Fund Institutional Class	48,436	343,546	222,398	81,216	(14,622)	52,430	20	43	537,158
Empower Emerging Markets Equity Fund Institutional Class	505,948	3,100,143	1,888,843	635,209	(33,992)	685,462	26,873	-	5,039,239
Empower International Growth Fund Institutional Class	491,036	3,214,845	1,893,843	533,608	3,868	467,859	28,755	-	5,042,939
Empower International Index Fund Institutional Class	926,849	6,835,641	3,900,828	1,045,031	(19,169)	1,060,010	25,595	11,945	10,751,448
Empower International Value Fund Institutional Class	599,692	3,623,589	1,995,992	567,806	(21,777)	615,314	10,509	3,371	5,667,089
Empower Large Cap Growth Fund Institutional Class	463,302	3,684,695	2,063,831	694,848	161,625	719,069	-	31,052	5,772,747
Empower Large Cap Value Fund Institutional Class	776,025	3,992,785	2,130,884	773,308	(87,112)	927,681	27,662	-	6,278,042
Empower Mid Cap Value Fund Institutional Class	222,848	1,369,380	761,091	266,182	(959)	281,735	1,082	-	2,146,024
Empower Real Estate Index Fund Institutional Class	84,751	520,425	338,653	158,126	(4,059)	114,349	3,775	1,766	815,301
Empower S&P 500® Index Fund Institutional Class	1,284,523	7,706,377	3,909,390	1,492,145	(162,971)	2,002,274	16,272	52,241	12,125,896
Empower S&P Mid Cap 400® Index Fund Institutional Class	588,400	3,290,948	1,936,186	620,061	(99,770)	541,426	-	85,903	5,148,499
Empower S&P Small Cap 600® Index Fund Institutional Class	677,705	3,031,164	2,034,608	726,781	(70,602)	384,610	5,921	88,519	4,723,601
Empower Small Cap Growth Fund Institutional Class	37,742	284,806	173,599	52,533	(290)	36,465	-	531	442,337
Empower Small Cap Value Fund Institutional Class	344,978	1,605,378	1,068,229	364,912	(35,134)	175,147	-	37,150	2,483,842
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	375,683	1,581,130	981,992	301,608	(59,656)	202,969	-	41,346	2,464,483
					(444,620)	8,266,800	146,464	353,867	69,438,645
FIXED INTEREST CONTRACT 0.34%
Empower of America Contract	286,032	182,694	127,953	27,790	-	-	3,175	-	286,032
					0	0	3,175	0	286,032
				Total	$(475,531)	$8,580,971	$152,635	$353,867	$75,398,330

September 30, 2024